IMPAIRMENT - Key assumptions (Details)	Dec. 31, 2024 $ / oz	Dec. 31, 2024	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / oz	Dec. 31, 2023	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $
IMPAIRMENT
Inflation		2.00%				2.00%
Minimum
IMPAIRMENT
Gold price per oz	2,050				1,750
WACC		6.30%				6.30%
NAV multiple		1				1
Foreign exchange rates			0.74	1			0.77	1
Maximum
IMPAIRMENT
Gold price per oz	2,500				1,950
WACC		9.00%				8.90%
NAV multiple		1.58				1.66
Foreign exchange rates			0.78	1			0.8	1